Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 122,315	$ 100,904	$ 237,621	$ 202,084
Voyage expenses	(7,951)	(996)	(13,752)	(2,433)
Vessel operating expenses	(33,969)	(26,001)	(62,436)	(49,389)
Depreciation and amortization	(29,794)	(26,794)	(59,061)	(52,914)
General and administrative expenses	(7,096)	(4,642)	(13,667)	(8,799)
Write-down and loss on sales of vessels	(33,000)	(12,600)	(51,662)	(12,600)
Restructuring charges	0	0	(1,396)	0
Income (loss) from vessel operations	10,505	29,871	35,647	75,949
Equity income (loss)	11,194	(507)	37,918	5,380
Operating Segments | Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	112,172	89,431	217,221	178,378
Voyage expenses	(4,445)	(602)	(7,253)	(948)
Vessel operating expenses	(30,422)	(21,374)	(55,110)	(40,039)
Depreciation and amortization	(28,661)	(23,839)	(55,882)	(47,059)
General and administrative expenses	(6,199)	(3,573)	(11,986)	(6,953)
Write-down and loss on sales of vessels	(33,000)	0	(33,000)	0
Restructuring charges			0	0
Income (loss) from vessel operations	9,445	40,043	53,990	83,379
Equity income (loss)	11,194	(507)	37,918	5,380
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	10,143	11,473	20,400	23,706
Voyage expenses	(3,506)	(394)	(6,499)	(1,485)
Vessel operating expenses	(3,547)	(4,627)	(7,326)	(9,350)
Depreciation and amortization	(1,133)	(2,955)	(3,179)	(5,855)
General and administrative expenses	(897)	(1,069)	(1,681)	(1,846)
Write-down and loss on sales of vessels	0	(12,600)	(18,662)	(12,600)
Restructuring charges			(1,396)	0
Income (loss) from vessel operations	1,060	(10,172)	(18,343)	(7,430)
Equity income (loss)	$ 0	$ 0	$ 0	$ 0